January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock LifePath® ESG Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 99.1%
iShares Developed Real Estate Index Fund, Class K	37,158	$ 298,380
iShares ESG Aware MSCI EAFE ETF(b)	16,046	1,275,978
iShares ESG Aware MSCI EM ETF	17,155	588,760
iShares ESG Aware MSCI USA ETF(b)	28,776	3,805,914
iShares ESG Aware MSCI USA Small-Cap ETF	10,472	455,951
iShares MSCI Canada ETF(b)	4,094	168,755
iShares MSCI EAFE Small-Cap ETF(b)	3,273	204,759
iShares MSCI Emerging Markets Small-Cap ETF	1,767	99,977
		6,898,474
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,245	58,179
iShares TIPS Bond ETF(b)	111	11,989
		70,168
Money Market Funds — 39.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)	2,714,546	2,715,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)	23,962	23,962
		2,739,865
Total Investments — 139.4% (Cost: $8,156,438)		9,708,507
Liabilities in Excess of Other Assets — (39.4)%		(2,745,292)
Net Assets — 100.0%		$ 6,963,215

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,489,689	$ 226,590 (a)	$ —	$ (308)	$ (68)	$ 2,715,903	2,714,546	$ 1,622 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	13,275	10,687 (a)	—	—	—	23,962	23,962	310	—
iShares Developed Real Estate Index Fund, Class K	263,253	48,442	(4,277)	(949)	(8,089)	298,380	37,158	—	—
iShares ESG Aware MSCI EAFE ETF	1,114,265	215,415	(51,824)	(1,560)	(318)	1,275,978	16,046	16,389	—
iShares ESG Aware MSCI EM ETF	491,350	119,773	(8,246)	(659)	(13,458)	588,760	17,155	9,040	—
iShares ESG Aware MSCI USA ETF	3,272,009	483,196	(148,719)	(1,207)	200,635	3,805,914	28,776	11,811	—
iShares ESG Aware MSCI USA Small-Cap ETF	381,648	72,146	(17,074)	368	18,863	455,951	10,472	1,798	—
iShares ESG Aware U.S. Aggregate Bond ETF	50,976	8,625	(831)	(189)	(402)	58,179	1,245	526	—
iShares MSCI Canada ETF	136,557	32,446	(2,051)	(129)	1,932	168,755	4,094	2,066	—
iShares MSCI EAFE Small-Cap ETF	176,673	34,058	(3,024)	(240)	(2,708)	204,759	3,273	3,904	—
iShares MSCI Emerging Markets Small-Cap ETF	83,203	25,791	(1,435)	(128)	(7,454)	99,977	1,767	1,920	—
iShares TIPS Bond ETF	9,748	2,369	(107)	(21)	—	11,989	111	42	—
				$ (5,022)	$ 188,933	$ 9,708,507		$ 49,428	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,898,474	$ —	$ —	$ 6,898,474
Fixed-Income Funds	70,168	—	—	70,168
Money Market Funds	2,739,865	—	—	2,739,865
	$9,708,507	$—	$—	$9,708,507

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments